SECURITIES, Amortized Cost and Fair Value Securities Available for Sale Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	$ 13,874
Maturing after one year but within five years	133,681
Maturing after five years but within ten years	266,057
Maturing after ten years	340,558
Amortized cost	754,170
U.S. agency residential mortgage-backed	309,907
U.S. agency commercial mortgage-backed	23,066
Private label mortgage-backed	102,480
Other asset backed	215,235
Amortized cost	1,404,858	$ 1,052,132
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	13,991
Maturing after one year but within five years	134,901
Maturing after five years but within ten years	266,282
Maturing after ten years	347,960
Total available-for-sale securities fair value	763,134
U.S. agency residential mortgage-backed	307,985
U.S. agency commercial mortgage-backed	22,926
Private label mortgage-backed	102,615
Other asset backed	216,170
Total	$ 1,412,830	$ 1,072,159